Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 05, 2014
Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Central Index Key	dei_EntityCentralIndexKey	0001552947
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2014
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Belvedere Alternative Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Belvedere Alternative Income Fund (the “Fund”) seeks capital appreciation and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Purchase Shares in the Fund’s Prospectus and Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 0.00%

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in:

• cash and cash equivalents, including high-quality short-term (3 months or less) fixed income securities such as U.S. Treasury securities; and

• long and short call and put options on Standard & Poor’s 500 Index (“S&P”) futures contracts.

The Fund generally seeks to achieve its capital preservation objective by investing a majority of the Fund’s assets in U.S. Treasury securities that do not serve as margin collateral for its credit-option-spread trading.

The Fund generally seeks to achieve its capital appreciation objective by investing a minority of the Fund’s assets in call and put option spreads on S&P futures contracts. The call and put option spreads are covered option spreads that aim to limit potential losses in the event of market volatility.

The Fund buys and writes current month credit-option-spreads that it believes will expire out-of-the money, meaning that the actual price of the underlying S&P stays below the lower strike price in a call-option credit spread or above the higher strike price in a put-option credit spread for the period that each option spread is open. A credit-option-spread is named a credit spread because the Fund receives a net cash credit from the counterparties it transacts with each time it places a credit-option spread in exchange for taking on the risk that a particular option might be exercised before its expiration. So, when the credit option spreads expire out-of-the money, the Fund profits.

The Fund actively trades options and other portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

• Call Option Risk. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

• Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

• Fixed Income Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Adviser incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by a Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

• Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

• Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Leveraging Risk. The use of leverage, such as that embedded in options, may magnify the Fund’s gains or losses.

• Limited History of Operations. The Fund has a limited history of operation. Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The Adviser’s decisions on size and diversity of portfolio holdings and its judgments about the potential change in value of a particular option or security in which the Fund invests may prove to be incorrect.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. Because a decline in the value of or default by a single security in a non-diversified fund’s portfolio may have a greater impact on the fund’s net asset value, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

• Put Option Risk. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

• Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

• Written Options Risk. The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. Because a decline in the value of or default by a single security in a non-diversified fund’s portfolio may have a greater impact on the fund’s net asset value, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Returns for Class C, Class I and Class R shares, which are not presented, will vary from the returns of Class A shares. The performance table compares the performance of the Fund’s Class A, Class C, Class I and Class R shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.BelvedereFunds.com or by calling 1-866-851-2525. The Fund’s daily net asset value is available by calling 1-866-851-2525.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-851-2525
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BelvedereFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Quarter Ended March 31, 2013	3.60%
Worst Quarter:	Quarter Ended December 31, 2013	(0.84)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.84%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	reflects no deduction for fees, expenses or taxes
Belvedere Alternative Income Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Belvedere Alternative Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BELAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	8.77%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	10.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.77%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	879
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,861
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,155
Annual Return 2013	rr_AnnualReturn2013	3.53%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.43%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Belvedere Alternative Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.99%)
Belvedere Alternative Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.91%)
Belvedere Alternative Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BELCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	8.77%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	11.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.77%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	397
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,534
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,322
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales load
1 Year	rr_AverageAnnualReturnYear01	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Belvedere Alternative Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BELIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	8.77%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	10.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.77%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,198
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,942
Label	rr_AverageAnnualReturnLabel	Return before taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	3.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012	[3]
Belvedere Alternative Income Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BELRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	8.77%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	11.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.77%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	348
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,487
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,139
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012

[1]	These expenses include custodian, transfer agency, shareholder servicing and other customary fund expenses.
[2]	The Fund's Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least February 28, 2015 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 3.20%, 3.95%, 2.95% and 3.45% of average daily net assets attributable to Class A, Class C, Class I and Class R shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.
[3]	The inception date of the Fund is December 31, 2012